Income Tax Credit - Schedule of Major Components of Income Tax (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
Total current tax	£ 3,486	£ 4,351	£ 6,398
Deferred tax:
In respect of prior years, deferred tax	(1,746)	(2,715)	(2,711)
Total deferred tax	(32)	47	34
Income tax credit	3,454	4,398	6,432
Current income tax receivable	4,594	5,123	6,367
Deferred tax	113	143
U.K. [member]
Current tax:
In respect of current year	3,592	4,558	6,366
In respect of prior years	(106)	(206)	35
Deferred tax:
Current income tax receivable	4,591	5,121	6,366
U.S. [member]
Current tax:
In respect of current year	0	(1)	(3)
Deferred tax:
In respect of current year, deferred tax	(32)	48	34
In respect of prior years, deferred tax	0	(1)	0
Current income tax receivable	3	2	1
Deferred tax	£ 113	£ 143	£ 103